Document and Entity Information Document	Aug. 02, 2021	May 03, 2021
Entity Information [Line Items]
Entity Central Index Key		0000314808
Document Type	8-K
Document Period End Date	Aug. 02, 2021
Entity Registrant Name	Valaris Limited
Entity Incorporation, State or Country Code		D0
Entity File Number		001-08097
Entity Tax Identification Number		98-1589854
Entity Address, Address Line One	Claredon House, 2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 11
City Area Code	44 (0)
Local Phone Number	20 7659 4660
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Amendment Flag		false
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, $0.01 par value share
Trading Symbol	VAL
Security Exchange Name	NYSE
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Shares
Trading Symbol	VAL WS
Security Exchange Name	NYSE